Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
U.S. Common Stock (55.0%)
United States (55.0%)
Communication Services (5.9%)
AT&T	4,900	$134
Comcast, Cl A	4,500	150
Electronic Arts	600	91
Fox	1,400	78
Verizon Communications	3,000	128
		581

Consumer Discretionary (3.1%)
eBay	1,900	174
H&R Block	1,700	92
Mattel*	2,300	39
		305

Consumer Staples (7.9%)
Altria Group	2,200	136
Archer-Daniels-Midland	800	43
Bunge Global	600	48
Campbell Soup	1,100	35
General Mills	1,300	64
JM Smucker	700	75
Kraft Heinz	3,300	91
Kroger	1,900	133
Molson Coors Beverage, Cl B	2,500	122
WK Kellogg	475	11
		758

Energy (1.5%)
Chevron	300	45
ExxonMobil	900	101
		146

Financials (7.5%)
Bank of New York Mellon	1,500	152
Employers Holdings	1,200	50
FS KKR Capital	2,200	46
Golub Capital BDC	2,500	37
Hartford Financial Services Group	800	99
MGIC Investment	3,200	83
New Mountain Finance	3,500	37
Old Republic International	3,000	108
Unum Group	1,000	72
Western Union	5,800	47
		731

Health Care (10.2%)
Bristol-Myers Squibb	3,400	148
Centene*	1,200	31
CVS Health	1,200	75
Exelixis*	1,400	51
Gilead Sciences	1,200	135
Incyte*	700	52

LSV Global Managed Volatility Fund
	Shares	Value (000)
Health Care (continued)
Jazz Pharmaceuticals*	900	$103
Johnson & Johnson	1,200	199
Merck	400	31
Pfizer	4,400	102
United Therapeutics*	200	55
		982

Industrials (4.5%)
Allison Transmission Holdings	800	72
CSG Systems International	800	50
Cummins	150	55
Lockheed Martin	200	84
Science Applications International	590	66
Snap-on	100	32
Textron	1,000	78
		437

Information Technology (11.4%)
Amdocs	1,800	154
Arrow Electronics*	800	93
Avnet	1,100	58
Cisco Systems	3,200	218
Cognizant Technology Solutions, Cl A	1,300	93
Dropbox, Cl A*	3,500	95
Gen Digital	2,600	77
Hewlett Packard Enterprise	1,700	35
HP	4,000	99
International Business Machines	300	76
Progress Software	800	38
TD SYNNEX	400	58
		1,094

Materials (1.3%)
Glatfelter*	248	3
NewMarket	140	96
Sonoco Products	700	32
		131

Utilities (1.7%)
Evergy	700	49
Eversource Energy	600	40
National Fuel Gas	900	78
		167

Total United States		5,332

TOTAL U.S. COMMON STOCK
(Cost $5,083)		5,332

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Foreign Common Stock (43.5%)
Australia (0.7%)
Utilities (0.7%)
AGL Energy	10,200	$64

Total Australia		64

Austria (1.1%)
Financials (0.7%)
UNIQA Insurance Group	5,300	76

Industrials (0.4%)
ANDRITZ	500	35

Total Austria		111

Belgium (1.2%)
Consumer Staples (0.5%)
Colruyt Group NorthV	1,100	47

Financials (0.7%)
Ageas	1,000	68

Total Belgium		115

Brazil (0.6%)
Communication Services (0.6%)
Telefonica Brasil	10,400	59

Total Brazil		59

Canada (1.7%)
Consumer Discretionary (0.6%)
Canadian Tire, Cl A	400	54

Financials (0.7%)
Canadian Imperial Bank of Commerce	1,000	71

Materials (0.4%)
Stella-Jones	700	40

Total Canada		165

China (3.4%)
Energy (0.5%)
PetroChina, Cl H	52,000	51

Financials (2.5%)
Bank of China, Cl H	197,000	113

LSV Global Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
Bank of Communications, Cl H	63,000	$57
People's Insurance Group of China, Cl H	92,000	71
		241

Industrials (0.4%)
CRRC	60,000	42

Total China		334

Denmark (0.3%)
Consumer Staples (0.3%)
Scandinavian Tobacco Group	2,400	31

Total Denmark		31

France (3.1%)
Communication Services (0.5%)
Orange	3,200	49

Consumer Discretionary (0.3%)
Cie Generale des Etablissements Michelin SCA	900	32

Consumer Staples (0.4%)
Carrefour	2,800	40

Energy (0.6%)
TotalEnergies	1,000	59

Health Care (0.4%)
Sanofi	400	36

Industrials (0.9%)
Bouygues	900	37
Societe BIC	800	49
		86

Total France		302

Hong Kong (1.2%)
Consumer Staples (0.8%)
WH Group	79,000	79

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Information Technology (0.4%)
VTech Holdings	5,500	$41

Total Hong Kong		120

Hungary (1.2%)
Communication Services (1.2%)
Magyar Telekom Telecommunications	24,100	120

Total Hungary		120

Italy (1.1%)
Consumer Discretionary (0.5%)
Pirelli & C	7,500	51

Energy (0.6%)
Eni	3,100	52

Total Italy		103

Japan (7.1%)
Consumer Discretionary (1.2%)
Bridgestone	600	24
Honda Motor	8,000	83
		107

Financials (2.0%)
Japan Post Holdings	4,600	43
Japan Post Insurance	1,900	49
Mizuho Financial Group	1,300	38
Yamaguchi Financial Group	6,000	68
		198

Industrials (0.5%)
NIPPON EXPRESS HOLDINGS INC	2,400	53

Information Technology (2.5%)
Brother Industries	2,900	49
Canon	3,000	85
Citizen Watch	6,900	41
Nippon Electric Glass	800	21
Seiko Epson	3,400	43
		239

Real Estate (0.9%)
AEON REIT Investment‡	40	34

LSV Global Managed Volatility Fund
	Shares	Value (000)
Real Estate (continued)
Fukuoka REIT‡	40	$48
		82

Total Japan		679

Malaysia (1.2%)
Financials (1.2%)
AMMB Holdings	54,000	64
RHB Bank	35,700	51
		115

Total Malaysia		115

Netherlands (1.4%)
Consumer Staples (0.5%)
Koninklijke Ahold Delhaize	1,300	51

Energy (0.9%)
Shell	2,400	87

Total Netherlands		138

Norway (0.4%)
Consumer Staples (0.4%)
Orkla	3,600	38

Total Norway		38

Portugal (0.8%)
Materials (0.4%)
Navigator	10,100	36

Utilities (0.4%)
REN - Redes Energeticas Nacionais SGPS	11,400	38

Total Portugal		74

Russia (–%)
Energy (–%)
LUKOIL PJSC(A),(B)*	1,300	—

Total Russia		—

Singapore (1.8%)
Financials (1.3%)
DBS Group Holdings	1,180	43

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Shares	Value (000)
Financials (continued)
United Overseas Bank	2,800	$78
		121

Industrials (0.5%)
Jardine Cycle & Carriage	2,500	51

Total Singapore		172

South Korea (3.1%)
Communication Services (1.5%)
KT	800	32
SK Telecom	2,700	109
		141

Consumer Discretionary (0.3%)
Kia	400	29

Consumer Staples (0.5%)
KT&G	500	47

Financials (0.8%)
Industrial Bank of Korea	3,100	43
Samsung Card	1,200	43
		86

Total South Korea		303

Spain (2.2%)
Energy (0.5%)
Repsol	3,100	47

Industrials (0.5%)
Logista Integral	1,600	51

Information Technology (0.8%)
Indra Sistemas	1,800	74

Utilities (0.4%)
Endesa	1,300	38

Total Spain		210

Sweden (1.2%)
Consumer Discretionary (0.6%)
Autoliv	500	56

Financials (0.6%)
Swedbank	2,400	64

Total Sweden		120
LSV Global Managed Volatility Fund
	Shares	Value (000)
Switzerland (1.9%)
Financials (0.7%)
Valiant Holding	400	$63

Health Care (1.2%)
Novartis	1,100	125

Total Switzerland		188

Taiwan (0.9%)
Information Technology (0.9%)
Chicony Electronics	7,000	31
Chipbond Technology	17,000	32
Hon Hai Precision Industry	5,000	29
		92

Total Taiwan		92

Thailand (1.5%)
Financials (1.5%)
Kiatnakin Phatra Bank	27,300	46
Krung Thai Bank	145,600	98
		144

Total Thailand		144

United Kingdom (4.4%)
Communication Services (0.5%)
BT Group, Cl A	19,500	53

Consumer Discretionary (0.4%)
Frasers Group*	3,800	34

Consumer Staples (2.2%)
British American Tobacco	1,300	70
Imperial Brands	1,900	74
Tesco	12,200	69
		213

Financials (1.0%)
HSBC Holdings	7,200	87

Health Care (0.3%)
GSK	1,600	29

Total United Kingdom		416

TOTAL FOREIGN COMMON STOCK
(Cost $3,438)		4,213

Schedule of Investments

July 31, 2025 (Unaudited)

LSV Global Managed Volatility Fund
	Number of Warrants	Value (000)
Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	2,275	$—

TOTAL WARRANTS
(Cost $–)		—

	Face Amount (000)
Repurchase Agreement (0.6%)
South Street Securities 4.000%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $60 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $17, 0.625% - 4.625%, 07/31/2026 – 01/31/2032; total market value $61)	$60	60

TOTAL REPURCHASE AGREEMENT
(Cost $60)		60

Total Investments – 99.1%
(Cost $8,581)		$9,605

Percentages are based on Net Assets of $9,688 (000).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security is Fair Valued.

(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-005-2300